Revenue Liquefaction services revenue (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) $ / barrel	Jun. 30, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	$ 125,564	$ 53,518
Oil Price Per Barrel | $ / barrel	60.00
Contract with customer, liability, revenue recognized	$ 33,763
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	17,427	0
Liquefaction Services
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	18,577	0
Amortization of deferred commissioning period billing	357	0
Amortization of Day 1 gain	841	0
Decrease in Revenue	$ (50)	$ 0